DERIVATIVE WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF OUTSTANDING WARRANTS AND TERMS

C. The remaining outstanding warrants and terms as of December 31, 2021 and 2020 is as follows:

Issuance date	Outstanding as of December 31, 2021	Outstanding as of December 31, 2020	Exercise Price	Exercisable as of December 31, 2021	Exercisable Through

Series (2015)	-	1,502,500	$0.5	-	April 2021
Series (2016)	375,000	375,000	$0.5	375,000	March 2022
Series (2018)	-	600,000	$0.5	-	November 2021
2019 warrants	(*)	(*)	(*)	-	(**)
	375,000	2,477,500		375,000

(*)	The number of shares to be issued upon the exercise of derivative liabilities related to warrants instruments has not been determined as such warrants provide the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2021 and 2020, the number of the warrants would have been 78,707,922 and 3,351,586 shares, respectively.

(**)	The exercise period is three years from the date of the determination of the exercise price.

SCHEDULE OF VALUATION OF THE DERIVATIVE WARRANT LIABILITIES

D. The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2020:

	As of December 31, 2020
	Series (2015)	Series (2016)	Series (2018)
Share price (U.S. dollars)	$0.075	$0.075	$0.075
Exercise price (U.S. dollars)	$0.50	$0.50	$0.50
Expected volatility	144.63%	209.19%	238.82%
Risk-free interest rate	0.09%	0.09%	0.09%
Dividend yield	-	-	-
Expected term (years)	0.35	1.21	0.88

	First Warrant
	Closing Date	As of December 31, 2020
Share price (U.S. dollars)	$0.12-$0.26	$0.075
Exercise price (U.S. dollars)	$0.12-$0.26	$0.04
Expected volatility	125.31%-129.94%	105.77%-113.53%
Risk-free interest rate	1.74%-2.56%	0.11%-0.13%
Dividend yield	-	-
Expected term (years)	2.38	1.50-1.91
Probability for uplisting	75%	75%

SCHEDULE OF WARRANT ACTIVITIES

	Series (2015)	Series (2016)	Series (2018)	2019 Warrant	Placement Agent Warrant	Total
Balances at December 31, 2019	$2	$3	$6	$662	$79	$752
Amount classified to equity upon determination of the exercise price (*)	-	-	-	(651)	-	(651)
Modification of convertible bridge loans transactions	-	-	-	(727)	-	(727)
Changes in fair value	9	10	24	884	-	927
Balances at December 31, 2020	$11	$13	$30	$168	$79	$301
Changes in fair value	(11)	(13)	(30)	(168)	(79)	(301)
Balances at December 31, 2021	-	-	-	-	-	-

(*)	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 10), the right that was granted to the lenders to receive a variable number of shares of common stock upon exercise of certain warrants has been lapsed and accordingly the applicable amount was reclassified from non-current financial liability into additional paid-in capital.